Investment Securities (Narrative) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Investment Securities [Abstract]
Realized investment gains excluding losses from OTTI		$ 8.1	$ 39.7	$ 8.9
Interest bearing deposits	[1]	6,820.3	6,241.2
Estimated fair value of purchased credit-impaired securities		559.6	0.0
Par value of purchased credit-impaired securities		717.1
OTTI credit-related losses, PCI securities		2.8	$ 0.0	$ 0.0
OTTI unrealized losses on non-marketable investments		$ 0.0

[1]	The following table presents information on assets and liabilities related to Variable Interest Entities (VIEs) that are consolidated by the Company. The difference between VIE total assets and total liabilities represents the Company's interests in those entities, which were eliminated in consolidation. The assets of the consolidated VIEs will be used to settle the liabilities of those entities and, except for the Company's interest in the VIEs, are not available to the creditors of CIT or any affiliates of CIT.